Operating costs (Tables)	12 Months Ended
Dec. 31, 2017
Expenses by nature [abstract]
Summary of research and development expenditure

	Year ended December 31,
	2017	2016	2015
	(Euro, in thousands)
Personnel costs	€(59,950)	€(42,315)	€(35,875)
Subcontracting	(123,054)	(65,649)	(65,883)
Disposables and lab fees and premises costs	(22,277)	(20,414)	(18,696)
Other operating expenses	(13,221)	(11,196)	(9,260)
Total R&D expenditure	€(218,502)	€(139,573)	€(129,714)

Summary of R&D expenses under alliance and own funded R&D

	Year ended December 31,
	2017	2016	2015
	(Euro, in thousands)
R&D under alliance	€(122,663)	€(71,980)	€(80,832)
Galapagos funded R&D	(95,839)	(67,593)	(48,882)
Total R&D expenditure	€(218,502)	€(139,573)	€(129,714)

Summary of research and development expenditure by program

	Year ended December 31,
	2017	2016	2015
	(Euro, in thousands)
Filgotinib program (partnered)	€(53,212)	€(22,376)	€(35,404)
CF program (partnered)	(46,192)	(31,203)	(25,634)
IPF program on GLPG1690 (proprietary)	(16,190)	(7,129)	(4,612)
OA program on GLPG1972 (partnered)	(7,317)	(6,538)	(5,832)
AtD program on MOR106 (partnered)	(8,404)	(3,491)	(4,651)
Other	(87,187)	(68,836)	(53,582)
Total R&D expenditure	€(218,502)	€(139,573)	€(129,714)

Summary of general and administrative expenses

	Year ended December 31,
	2017	2016	2015
	(Euro, in thousands)
Personnel costs and directors fees	€(17,756)	€(15,160)	€(12,739)
Other operating expenses	(6,659)	(6,584)	(6,388)
Total general and administrative expenses	€(24,415)	€(21,744)	€(19,127)

Summary of sales and marketing expenses

	Year ended December 31,
	2017	2016	2015
	(Euro, in thousands)
Personnel costs	€(2,156)	€(1,167)	€(785)
Other operating expenses	(646)	(618)	(397)
Total sales and marketing expenses	€(2,803)	€(1,785)	€(1,182)